Shareholder Report, Average Annual Return (Details) 190148_Angel Oak UltraShort Income Fund_Class A1_TSR Annual {Class A1}	12 Months Ended	42 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (with maximum 1.50% sales charge)
Average Annual Return, Percent	3.07%	4.50%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (without sales charge)
Average Annual Return, Percent	5.14%	4.95%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	2.58%
Bloomberg Short Treasury: 9-12 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return, Percent	4.32%	4.31%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent	4.37%	4.60%